Related Party - Significant Transactions with Valero (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Cost of sales	$ 2,632	$ 2,688	$ 5,288	$ 5,390	$ 10,810	$ 10,533	$ 8,170
Operating expenses	4	11	14	21	43	36	35
General and administrative expenses	$ 5	$ 9	$ 12	$ 17	$ 36	$ 36	$ 33